STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 2) - $ / shares		3 Months Ended	12 Months Ended
	Nov. 30, 2018	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Unvested Options
Granted	600,000
Nonvested Stock Options [Member]
Number of Unvested Options
Balance, as of Beginning		1,000,000	2,016,666	2,666,667
Granted		4,700,000	1,500,000	1,600,000
Vested		(3,175,000)	(2,516,666)	(2,250,001)
Balance, as of Ending		2,525,000	1,000,000	2,016,666
Weighted-Average Grant Date Exercise Price
Balance, as of Beginning		$ 0.20	$ 0.18	$ 0.06
Granted		0.07	0.18	0.27
Vested		0.09	0.17	0.10
Balance, as of Ending		$ 0.09	$ 0.20	$ 0.18